Financial Instruments (Schedule of Maximum Exposure to Credit Risk) (Details) - ILS (₪) ₪ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [abstract]
Trade receivables including long-term amounts	₪ 1,522	₪ 1,692
Loans and other receivables including long-term amounts	138	146
Investment in debt securities	362	325
Cash and cash equivalents in banks	1,202	527	₪ 1,240	₪ 761
Derivative financial instrument	6	3
Maximum exposure to credit risk	₪ 3,230	₪ 2,693